COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases	The following is a schedule by year of future minimum rental payments required under these leases:

Year	Amount
(Dollars In Millions)
2022	$7
2023	4
2024	4
2025	2
2026	1
Thereafter	8